Share-based compensation - Summary of Share Based Compensation Recognized Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
PSU Plan [member]
Disclosure of Detailed Information About Share Based Compensation Recognized Liabilities [Line Items]
Current	$ 1.5	$ 9.8
Non-current	0.6	2.6
Total	2.1	12.4
Non-Treasury Incentive Awards Plan [member]
Disclosure of Detailed Information About Share Based Compensation Recognized Liabilities [Line Items]
Current	0.0	2.7
Total	0.0	2.7
Deferred share unit [member]
Disclosure of Detailed Information About Share Based Compensation Recognized Liabilities [Line Items]
Current	16.5	17.1
Total	$ 16.5	$ 17.1